Borrowings (Details) - USD ($)		6 Months Ended
	Mar. 10, 2026	Jun. 30, 2026
Borrowings [Line Items]
Borrowings		$ 9,481,000
Mortgage loan	$ 9,500,000
Borrowings, interest rate	6.125%
Bank borrowings		167,138,000
Carrying amount		$ 884,153,000
Fixed interest term		30 years
Fixed-Rate Bank [Member]
Borrowings [Line Items]
Percentage of carrying at fixed-rate		6.125%
Floating-Rate Bank [Member]
Borrowings [Line Items]
Borrowings, interest rate		4.04%
AMTD IDEA Group [Member]
Borrowings [Line Items]
Borrowings		$ 10,650,000
Percentage of carrying at fixed-rate		5.00%
Bank borrowings		$ 30,000,000
Carrying amount		23,000,000
Borrowings [Member]
Borrowings [Line Items]
Borrowings		$ 280,170,000